Business Combinations - Additional Information (Detail) (EUR €)	0 Months Ended	7 Months Ended	12 Months Ended
	May 30, 2013	Dec. 31, 2013	Dec. 31, 2013 System	Dec. 31, 2012
Business Acquisition [Line Items]
Acquisition date			May 30, 2013
Acquisition percentage	100.00%
Consideration transferred	€ 3,097,458,000
Contingent consideration arrangements, description	0
Name of acquired entity	Cymer		Cymer
Description of acquired entity	Cymer was an industry leader in developing and servicing lithography light sources used by chip manufacturers worldwide to pattern advanced semiconductor chips.
Business combination, reason for business combination	The acquisition of Cymer will support our strategic objective of delivering an economically viable EUV scanner to semiconductor manufacturers within the timeline required by our customers. In addition, there are opportunities to further enhance Cymer's growing advanced immersion systems and related installed base products business.
Business Acquisition, Preexisting Relationship, Description			Prior to the acquisition, supply and R&D arrangements existed between Cymer and ASML. These pre-existing relationships were effectively settled as a result of the acquisition. We determined that the R&D arrangement as well as the DUV supply arrangements were at current market terms and therefore no gain or loss was recognized. We determined that the EUV supply arrangements were favorable to ASML and therefore a gain of EUR 178.4 million was recognized in cost of sales within our Consolidated Statements of Operations. This gain was recognized separately from the business combination as it is not part of the assets acquired or liabilities assumed. The approach for quantifying the favorable component to ASML of the EUV supply arrangements is based on the assessment of the prices for such light sources if the EUV supply arrangements would have been renegotiated in May 2013.
Gain on settlement of pre-existing relationships	178,427,000	178,427,000	178,427,000
Number of EUV sources upgraded			11
Goodwill, expected tax deductible amount		0	0
Net sales from Acquiree		178,700,000
Net income loss from acquiree		138,500,000
Purchase price allocation adjustments		85,500,000	85,500,000
Start of pro forma period				Jan. 01, 2012
Business acquisition, transaction costs		7,800,000	7,800,000
Accrued and Other Liabilities [Member]
Business Acquisition [Line Items]
Cost of the liability			€ 171,200,000